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                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM STRATEGIC INCOME FUND

                   (SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                         Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001 and July 6, 2001


This supplement supercedes and replaces in its entirety the supplement dated July 6, 2001.

The following information replaces in its entirety the last bullet point appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES" - "PURCHASES AT NET ASSET VALUE" on page 54 of the Statement of Additional Information:

     "o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 55 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the fund will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

        o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

        o a 457 plan, even if more than one beneficiary or participant is involved.



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                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, June 14, 2001 and July 6, 2001


This supplement supercedes and replaces in their entirety the supplements dated May 4, 2001, June 14, 2001 and July 6, 2001.

At a meeting held on June 12, 2001, the Board of Trustees of AIM Investment Funds (the "Trust") voted to request shareholder approval to amend the fundamental investment restrictions of AIM Developing Markets Fund (the "Fund"), a series portfolio of the Trust. The Board of Trustees has called a meeting of the Fund's shareholders to be held on or about August 17, 2001 to vote on these and other proposals. Only shareholders of record as of May 30, 2001 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about September 1, 2001.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, the Fund will operate under the following fundamental investment restrictions.

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

          (a) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (b) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (c) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (d) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws,


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               Interpretations and Exemptions) of its investments in the
               securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investment in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by government or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (e) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (f) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (g) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (h) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted internal guidelines for each Fund relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

If the shareholders approve the proposal to amend the Fund's non-fundamental investment restrictions, the Fund will operate under the following non-fundamental investment restrictions:

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

     5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies, and restrictions as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction (with the exception of borrowing money from banks).

The following information replaces in its entirety the last bullet point appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES" - "PURCHASES AT NET ASSET VALUE" on page 62 of the Statement of Additional Information:

       "o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."

In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 63 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

        o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

        o a 457 plan, even if more than one beneficiary or participant is involved.



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                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                           AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                            AIM GLOBAL RESOURCES FUND
                AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented June 14, 2001 and July 6, 2001


This supplement supercedes and replaces in its entirety the supplement dated July 6, 2001.

The following information replaces in its entirety the last bullet point appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES" - "PURCHASES AT NET ASSET VALUE" on page 66 of the Statement of Additional Information:

     "o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 67 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

        o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

        o a 457 plan, even if more than one beneficiary or participant is involved.